CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	245,209,850	244,271,365
Treasury stock, shares	7,400,027	7,130,294